Structured entities	12 Months Ended
Dec. 31, 2025
Structured Entities [Abstract]
Structured entities	Structured entities
Klarna enters into arrangements with structured entities, and consolidates such entities where it has power over key activities and exposure and ability to influence its own returns, and does not consolidate such entities where those conditions are not me.
Consolidated structured entities
Warehouse financing facility
During 2025 Klarna entered into a warehouse financing facility with an institutional lender, as the funder, and Klarna Bank AB, a subsidiary of Klarna Group plc, as the borrower, under which the consolidated SPV issues credit-linked notes (“CLNs”) to the funder and advances the proceeds to Klarna, which in turn pledges specified pools of consumer receivables as collateral, see Note 19. Credit risk for the
Reference Pool is separated into two tranches: a junior tranche retained by Klarna and a senior tranche transferred to the funder through the consolidated SPV. The CLNs are recognized within Notes Payables and Other Borrowings, see Note 14, and are classified and measured at amortized cost using the effective interest method. Interest and senior expenses related to the facility are recognized within funding costs.
Employee benefit trust
Klarna has established an employee benefit trust to facilitate and meet obligations to employees in relation to share-based remuneration arrangements. See Note 22.
Unconsolidated structured entities
Synthetic securitizations
Klarna enters into synthetic securitization transactions with unconsolidated SPVs, where it economically transfers a portion of credit risk for certain pools of consumer receivables (the “referenced pools”) with the primary objective to lower the regulatory capital risk weights of the underlying assets.
Credit risk for each referenced pool is separated into three tranches: junior, mezzanine and senior. The
Company retains the risk for the junior and senior tranches and transfers risk for the mezzanine tranche to the SPV. The SPV then issues credit-linked notes to investors.
While Klarna pays a fee, recognized as incurred in funding costs, see Note 18, Klarna is not exposed to variability in the returns of the SPVs involved in the synthetic securitization transactions. The premiums paid by Klarna are structured to mitigate, rather than introduce, variability of returns within the reference portfolio. Furthermore, Klarna is not considered the sponsor of the SPVs, as their management and operations are exclusively conducted by independent external service providers.
The Company incurred fees of $30.7 million, $32.3 million and $21.9 million for 2025, 2024 and 2023, respectively, in connection with such transactions. The total consumer receivable pool was $1.3 billion, $2.1 billion and $1.7 billion as of December 31, 2025, 2024 and 2023, respectively.
Forward flow securitizations
Klarna entered into forward flow loan sale arrangements with unconsolidated SPVs whereby specified pools of eligible consumer receivables were transferred to the SPVs. Klarna derecognized these receivables upon transferring the contractual rights to the cash flows and substantially all associated risks and rewards.
These agreements are fixed-term in nature, with commitment periods ranging from two to three years, during which Klarna sells eligible Fair Financing and Pay Later receivables shortly after origination. The purchasing counterparty is committed to purchase all eligible loans offered up to its commitment amount, which varies between approximately $750 million and $1 billion measured by the outstanding balance of purchased receivables.
The following table shows the carrying amount of Klarna’s recorded interest in its consolidated balance sheet as at December 31, 2025 and 2024, and represented the maximum exposure to risk associated with its interest in the unconsolidated structured entities. The maximum exposure reflects the total potential loss the Group could incur from its involvement, regardless of the likelihood of that loss being incurred.

	December 31, 2025	December 31, 2024
Consumer receivables at fair value through OCI .....................................................................	$386	$—
Consumer receivables at fair value through profit and loss .................................................	400	2
Pledged assets under forward flow arrangements[1] .................................................................	—	2
Total assets .......................................................................................................................................	$786	$4
Payable to SPV[2] ...............................................................................................................................	44	15
Total liabilities ...................................................................................................................................	$44	$15
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[1] The pledged assets are included within bonds and other interest-bearing securities, see Note 19.
[2] The Company’s payable to SPV are included within other liabilities, see Note 15.
The total consumer receivables originated at fair value through profit and loss or at fair value through
OCI during 2025 totaled $18 billion, of which $786 million was unsold as of December 31, 2025. During 2024,
$3.3 billion was originated, of which $2 million was unsold as of December 31, 2024. See Note 20.
Following the transfer of consumer receivables Klarna typically continues to service the sold receivables on behalf of the SPVs for a servicing fee. The Company earned servicing income of $12.2 million and $1.6 million for 2025 and 2024, respectively, recognized within Transaction and service revenue related to derecognized receivables. The servicing fees were commensurate with market rates and did not expose Klarna to credit losses beyond its contractual entitlements. The servicing arrangement did not constitute a form of retained interest that precluded derecognition.
As of December 31, 2025 and 2024, an aggregated balance of $2.94 billion and $867 million, respectively, in sold receivables was recognized by the unconsolidated SPVs.
In addition, we may experience a loss due to future repurchase obligations resulting from breaches in representations and warranties in our securitization and third-party sale agreements. This amount was not material as of December 31, 2025 and 2024.